Subsequent Events (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 19, 2026	Oct. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)				10,000,000	10,000,000	10,000,000
Percentage of common stock				90.00%
Escrow value				$ 2,628,000
Options, granted (in Shares)					587,975
Stock option exercise price (in Dollars per share)					$ 2.08
Subsequent Event [Member]
Subsequent Events [Line Items]
Options, granted (in Shares)	115,000
Stock option exercise price (in Dollars per share)	$ 3.6
Percentage of initial public offering vested	25.00%
Subscription receivable			$ 150,000
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars per share)		$ 4
Gross proceeds		$ 5,000,000
Private Placement [Member] | Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)		1,250,000